Fathom OpCo Predecessor Period Acquisitions - Summit - Summary of Revenue and Net (Loss) Income Since Acquisition (Details) - Summit [Member] $ in Thousands	12 Months Ended
Dec. 22, 2021 USD ($)
Business Acquisition [Line Items]
Revenue	$ 6,748
Net (loss)	$ (370)